TRADE ACCOUNTS RECEIVABLE (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivables being serviced under a receivables purchase agreement	$ 141,000,000	$ 117,000,000
Receivables purchase agreement, maximum of sale of accounts receivables	175,000,000
Receivables purchase agreement, difference between carrying amount of receivable sold and cash received	3,200,000	$ 2,600,000
Receivership and liquidation of distributor	$ 22.3